Finance Lease Receivable (Details) - Schedule of income from its subleasing activities $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of income from its subleasing activities [Abstract]
Finance Lease receivable as at 1 Jan 2020	$ 292
Sublease income	(152)
Exchange rate differences	12
Total	$ 152